Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Sep. 30, 2020
CURRENT ASSETS
Cash	$ 8,077,908	$ 10,058,202
Short-term investments	13,725,204
Accounts receivable, net	15,573,742	10,871,778
Inventories, net	2,462,542	1,906,232
Due from related parties	236,982
Advance to suppliers	2,738,313
Prepayment for advertising	7,492,320
Deferred initial public offering costs		443,709
Prepaid expenses and other current assets	174,053
TOTAL CURRENT ASSETS	50,481,064	23,279,921
Property, plant and equipment, net	4,681,353	4,428,064
Prepayments made to a related party for purchase of property	2,476,800
Prepayments for construction in progress	10,712,160
Intangible assets, net	178,483	174,776
Investment in equity securities	744,924	735,000
Deferred tax assets	869,997	186,537
TOTAL NONCURRENT ASSETS	19,663,717	5,524,377
TOTAL ASSETS	70,144,781	28,804,298
CURRENT LIABILITIES
Short-term bank loans	4,334,400	2,646,000
Accounts payable	5,310,526	2,691,193
Taxes payable	1,101,460	1,331,749
Due to related parties	19,723	956,492
Accrued expenses and other current liabilities	444,319	375,960
TOTAL CURRENT LIABILITIES	11,210,428	8,001,394
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.003125 par value, 100,000,000 shares authorized, 21,750,000 shares and 16,000,000 shares issued and outstanding as of September 30, 2021 and 2020, respectively	67,969	50,000
Additional paid in capital	29,279,159	3,679,000
Statutory reserve	2,439,535	2,439,535
Retained earnings	25,058,931	13,738,979
Accumulated other comprehensive income	2,088,759	895,390
TOTAL SHAREHOLDERS’ EQUITY	58,934,353	20,802,904
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 70,144,781	$ 28,804,298